Repurchase and Resell Agreements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell	₨ 421,575.4	$ 4,493.0	₨ 349,210.7
Securities sold under repurchase agreements, amount outstanding	₨ 100,000.0	$ 1,065.8	₨ 129,190.0
Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)	14 days
Securities sold under repurchase agreements, maturity (days)	14 days